Common Stock and Stock Plans, Stock Option Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Incentive Compensation Plans [Member]
Summary of Stock Options
Options outstanding as of December 31, 2015 (in shares)	75,319,760
Canceled or forfeited (in shares)	(2,439,683)
Exercised (in shares)	(28,613,079)
Options exercisable and outstanding as of December 31, 2016 (in shares)	44,266,998
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	1 year 6 months
Options outstanding, aggregate intrinsic value		$ 1,320
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2015 (in dollars per share)	$ 40.96
Canceled or forfeited (in dollars per share)	271.84
Exercised (in dollars per share)	31.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 40.96	$ 34.62
Director Awards [Member]
Summary of Stock Options
Options outstanding as of December 31, 2015 (in shares)	306,890
Exercised (in shares)	(107,070)
Options exercisable and outstanding as of December 31, 2016 (in shares)	199,820
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	1 year
Options outstanding, aggregate intrinsic value		$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2015 (in dollars per share)	$ 32.37
Exercised (in dollars per share)	32.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 32.37	$ 32.06